Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	¥ 716	$ 104	¥ 11,022	¥ 5,492
Business combination (Note 3)	182	26	698
Other comprehensive (loss)				(335)
Issuance of subsidiary shares	100	14
Disposal of subsidiary shares				(2,376)
Accretion of redeemable noncontrolling interests	111	15	146	(17)
Conversion of convertible notes of iQIYI				8,258
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares			(11,150)
Balance as of December 31	¥ 1,109	$ 159	¥ 716	¥ 11,022